Class K [Member] Expense Example - Class K - BlackRock Advantage Small Cap Core Fund - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 635